Condensed Consolidated Statements of Cash Flows (Parenthetical)	129 Months Ended	132 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Statement of Cash Flows [Abstract]
Common shares issued in exchange for technology (in Shares)	219,658	219,658
Conversion of notes payable and accrued interest into Series A2 Preferred stock (in Shares)	482,008	482,008
Conversion of notes payable and accrued interest into Series B Preferred stock (in Shares)	1,787,104	1,787,104
Conversion of bridge notes payable and accrued interest into common stock (in Shares)	916,644	916,644
Convertible Series A1 Preferred Stock (in Shares)	250,000	250,000
Convertible Series A2 Preferred Stock (in Shares)	2,022,190	2,022,190
Convertible Series B Preferred Stock (in Shares)	4,102,654	4,102,654
Converted 250,000 shares of Series A1 preferred stock, 2,022,190 shares of Series A2 preferred stock, and 4,102,654 shares of Series B preferred stock into 13,791,231 shares of common stock	13,791,231	13,791,231
Shares of common stock retired (in Shares)	200,000	200,000